Deposits - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deposits [Abstract]
Time deposits with balances exceeded FDIC insurance limit of $250,000	$ 69.1	$ 91.3
Brokered deposits	20.2	40.2
Average compensating balances	$ 1.9	$ 1.5